Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Discontinued Operations

18. Discontinued Operations

The Company considers assets to be held for sale when management approves and commits to a plan to actively market the assets for sale at a reasonable price in relation to its fair value, the assets are available for immediate sale in their present condition, an active program to locate a buyer and other actions required to complete the sale have been initiated, the sale of the assets is expected to be completed within one year and it is unlikely that significant changes will be made to the plan. Upon designation as held for sale, the Company ceases to record depreciation and amortization expenses and measures the assets at the lower of their carrying value or estimated fair value less costs to sell. Assets held for sale are included in the Company’s consolidated balance sheets. Gains and losses are not recognized until the date of sale and will be recognized in income (loss) from operating activities.

As of September 30, 2023, the Company’s activities with regard to the divesture of the Elusys Therapeutics business met the criteria to report within discontinued operations. The Company has reclassified its previously issued financial statements to segregate the discontinued operations as of April 18, 2022.

Assets and liabilities classified as discontinued operations in the Consolidated Balance Sheets as of December 31, 2022 related to the planned divestiture of the Elusys Therapeutics business and consist of the following:

Assets of discontinued operations:	December 31, 2022
Current assets:
Cash and cash equivalents	$5,242,840
Accounts receivable	—
Income tax refund receivable	600,877
Prepaid expenses and other current assets	2,084,419
Intangible assets, net	—
Other assets	—
Total Current Assets	7,928,136
Long term assets:
Property and equipment, net	41,854
Intangible assets, net	8,669,375
Goodwill	3,301,959
Operating lease right-of-use asset	138,885
Deposits	26,250
Total long term assets	12,178,323
Total assets of discontinued operations	$20,106,459

Liabilities of discontinued operations:
Current liabilities:
Accounts payable	$210,321
Accrued expenses and other liabilities	2,385,320
Contingent consideration, current portion	6,934,114
Operating lease liability, current portion	92,524
Other liabilities	—
Total current liabilities	$9,622,279
Long term liabilities:
Contingent consideration, net of current portion	5,290,500
Total long term liabilities	5,290,500
Total liabilities of discontinued operations	$14,912,779

The Company determined that the disposal group represents a strategic shift that will have a major effect on the Company's operations and financial results, and has therefore reflected the Elusys Therapeutics business as a discontinued operation for all periods presented. Details of the loss from discontinued operations included in our consolidated statement of operations are as follows:

Year Ended
December 31,
2022
Revenue	$6,012,993

Operating expenses:
Cost of revenues	6,319,723
Research and development	3,237,905
Selling, general and administrative	1,000,333
Amortization of intangible asset	1,030,625
Change in fair value of contingent consideration	(109,500)
Total operating expenses	11,479,086

Loss from operations	(5,466,093)

Other expense, net	94,037
Total non-operating income (loss)	94,037

Net loss from discontinued operations before income taxes	(5,560,130)
Income tax benefit from discontinued operations	3,073,000
Net loss from discontinued operations	$(2,487,130)

Total operating, investing and financing cash flows of discontinued operations for the year ended December 31, 2022 are comprised of the following:

Total net cash provided by operating activities from discontinued operations	30,042,512
Total net cash used by investing activities from discontinued operations	(20,064,672)
Total net cash used by financing activities from discontinued operations	(4,735,000)